Segmented Information - Operating Segments Earnings (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segmented product sales
Product sales		$ 44,167	$ 41,509	$ 40,835
Less: royalties		(5,405)	(5,853)	(4,867)
Revenue		38,762	35,656	35,968
Expenses
Production		9,155	8,093	8,480
Blending and feedstock	[1]	8,071	7,931	7,732
Depletion, depreciation and amortization	[2]	9,384	6,681	6,413
Asset retirement obligation accretion		380	389	366
Risk management loss (commodity derivatives)		(89)	168	(14)
Gain on acquisitions, disposition, and remeasurement		(5,069)	0	0
Total expenses		25,521	27,597	25,803
Earnings before taxes		13,241	8,059	10,165
Administration		615	503	452
Share-based compensation		180	279	491
Interest and other financing expense		834	592	636
Net unrealized risk management loss (gain)		71	9	12
Foreign exchange (gain) loss		(762)	955	(279)
Gain from investment		0	(56)	(56)
Current income tax expense		1,911	1,531	1,879
Deferred corporate income tax		510	422	53
Net earnings		10,820	6,106	8,233
Exploration and evaluation assets derecognized through depletion, depreciation and amortization expense		46	62
Total Segments
Segmented product sales
Less: royalties		(5,405)	(5,853)	(4,867)
Revenue		38,762	35,656	35,968
Expenses
Production		9,155	8,093	8,480
Blending and feedstock		8,071	7,931	7,732
Transportation		2,751	2,053	1,570
Depletion, depreciation and amortization		9,384	6,681	6,413
Asset retirement obligation accretion		380	389	366
Risk management loss (commodity derivatives)		66	7	24
Gain on acquisitions, disposition, and remeasurement		(5,069)	0	0
Total expenses		24,738	25,154	24,585
Earnings before taxes		14,024	10,502	11,383
Total Segments | Other income and revenue
Segmented product sales
Revenue		977	857	960
Total Segments | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Segmented product sales
Revenue		44,167	41,509	40,835
North Sea
Expenses
Recoverability charge		1,462	160	436
Offshore Africa
Expenses
Recoverability charge		269
Exploration and evaluation assets derecognized through depletion, depreciation and amortization expense		46
Operating segments | North America
Segmented product sales
Less: royalties		(2,529)	(2,876)	(2,443)
Revenue		18,952	17,285	17,317
Expenses
Production		3,567	3,249	3,617
Blending and feedstock		4,344	4,643	4,568
Transportation		2,032	1,541	1,240
Depletion, depreciation and amortization		4,582	3,831	3,679
Asset retirement obligation accretion		221	231	234
Risk management loss (commodity derivatives)		66	7	24
Gain on acquisitions, disposition, and remeasurement		(80)	0	0
Total expenses		14,732	13,502	13,362
Earnings before taxes		4,220	3,783	3,955
Operating segments | North America | Other income and revenue
Segmented product sales
Revenue		92	6	10
Operating segments | North America | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Segmented product sales
Revenue		21,481	20,161	19,760
Operating segments | North Sea
Segmented product sales
Less: royalties		(1)	(1)	(1)
Revenue		337	477	441
Expenses
Production		469	440	342
Blending and feedstock		0	0	0
Transportation		10	10	7
Depletion, depreciation and amortization		1,573	279	494
Asset retirement obligation accretion		64	65	46
Risk management loss (commodity derivatives)		0	0	0
Gain on acquisitions, disposition, and remeasurement		0	0	0
Total expenses		2,116	794	889
Earnings before taxes		(1,779)	(317)	(448)
Operating segments | North Sea | Other income and revenue
Segmented product sales
Revenue		0	4	0
Operating segments | North Sea | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Segmented product sales
Revenue		338	478	442
Operating segments | Offshore Africa
Segmented product sales
Less: royalties		(8)	(24)	(57)
Revenue		187	456	580
Expenses
Production		79	109	141
Blending and feedstock		0	0	0
Transportation		0	1	1
Depletion, depreciation and amortization		432	297	213
Asset retirement obligation accretion		9	9	8
Risk management loss (commodity derivatives)		0	0	0
Gain on acquisitions, disposition, and remeasurement		0	0	0
Total expenses		520	416	363
Earnings before taxes		(333)	40	217
Operating segments | Offshore Africa | Other income and revenue
Segmented product sales
Revenue		1	4	9
Operating segments | Offshore Africa | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Segmented product sales
Revenue		195	480	637
Operating segments | Oil Sands Mining and Upgrading
Segmented product sales
Less: royalties		(2,867)	(2,952)	(2,366)
Revenue		17,449	16,327	16,300
Expenses
Production		4,693	3,921	3,989
Blending and feedstock		2,218	2,462	2,253
Transportation		684	497	310
Depletion, depreciation and amortization		2,780	2,258	2,011
Asset retirement obligation accretion		86	84	78
Risk management loss (commodity derivatives)		0	0	0
Gain on acquisitions, disposition, and remeasurement		(4,989)	0	0
Total expenses		5,472	9,222	8,641
Earnings before taxes		11,977	7,105	7,659
Operating segments | Oil Sands Mining and Upgrading | Other income and revenue
Segmented product sales
Revenue		204	16	5
Operating segments | Oil Sands Mining and Upgrading | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Segmented product sales
Revenue		20,316	19,279	18,666
Operating segments | Midstream and Refining
Segmented product sales
Less: royalties		0	0	0
Revenue		761	895	1,002
Expenses
Production		284	315	332
Blending and feedstock		503	669	646
Transportation		42	16	18
Depletion, depreciation and amortization		17	16	16
Asset retirement obligation accretion		0	0	0
Risk management loss (commodity derivatives)		0	0	0
Gain on acquisitions, disposition, and remeasurement		0	0	0
Total expenses		846	1,016	1,012
Earnings before taxes		(85)	(121)	(10)
Operating segments | Midstream and Refining | Other income and revenue
Segmented product sales
Revenue		670	813	926
Operating segments | Midstream and Refining | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Segmented product sales
Revenue		761	895	1,002
Non-segmented
Expenses
Total expenses		783	2,443	1,218
Administration		615	503	452
Share-based compensation		180	279	491
Interest and other financing expense		834	592	636
Net unrealized risk management loss (gain)		(84)	170	(26)
Foreign exchange (gain) loss		(762)	955	(279)
Gain from investment		0	(56)	(56)
Inter-segment Elimination and Other
Segmented product sales
Less: royalties		0	0	0
Revenue		1,076	216	328
Expenses
Production		63	59	59
Blending and feedstock		1,006	157	265
Transportation		(17)	(12)	(6)
Depletion, depreciation and amortization		0	0	0
Asset retirement obligation accretion		0	0	0
Risk management loss (commodity derivatives)		0	0	0
Gain on acquisitions, disposition, and remeasurement		0	0	0
Total expenses		1,052	204	318
Earnings before taxes		24	12	10
Inter-segment Elimination and Other | Other income and revenue
Segmented product sales
Revenue		10	14	10
Inter-segment Elimination and Other | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Segmented product sales
Revenue		1,076	216	328
Crude Oil and NGLs | Total Segments
Segmented product sales
Product sales		40,740	39,084	37,300
Crude Oil and NGLs | Operating segments | North America
Segmented product sales
Product sales		19,102	18,740	17,375
Crude Oil and NGLs | Operating segments | North Sea
Segmented product sales
Product sales		325	467	435
Crude Oil and NGLs | Operating segments | Offshore Africa
Segmented product sales
Product sales		164	434	577
Crude Oil and NGLs | Operating segments | Oil Sands Mining and Upgrading
Segmented product sales
Product sales		20,112	19,263	18,661
Crude Oil and NGLs | Operating segments | Midstream and Refining
Segmented product sales
Product sales		91	82	76
Crude Oil and NGLs | Inter-segment Elimination and Other
Segmented product sales
Product sales		946	98	176
Natural Gas | Total Segments
Segmented product sales
Product sales		2,450	1,568	2,575
Natural Gas | Operating segments | North America
Segmented product sales
Product sales		2,287	1,415	2,375
Natural Gas | Operating segments | North Sea
Segmented product sales
Product sales		13	7	7
Natural Gas | Operating segments | Offshore Africa
Segmented product sales
Product sales		30	42	51
Natural Gas | Operating segments | Oil Sands Mining and Upgrading
Segmented product sales
Product sales		0	0	0
Natural Gas | Operating segments | Midstream and Refining
Segmented product sales
Product sales		0	0	0
Natural Gas | Inter-segment Elimination and Other
Segmented product sales
Product sales		$ 120	$ 104	$ 142

[1]	During 2025, the Company revised its presentation of transportation, blending and feedstock costs, showing the expenses on a disaggregated basis. The comparative periods presented have been updated to reflect the revision (note 1).
[2]	Depletion, depreciation and amortization expense for the year ended December 31, 2025 includes a $1,462 million (2024 – $160 million; 2023 – $436 million) non-cash recoverability charge for revisions to abandonment and decommissioning costs in the North Sea, a $269 million non-cash recoverability charge related to the decision to not pursue an extension of the Company's Production Sharing Contract ("PSC") for the Espoir field in Offshore Africa, and a $46 million non-cash derecognition of exploration and evaluation assets related to the decision to not pursue development of Kossipo in Offshore Africa (notes 5 and 6).